Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table (“SCT”) for Mr. Hanna (PEO 1) (b)(1)	CAP to Mr. Hanna (PEO 1) (c)(2)	Summary Compensation Table (“SCT”) for Mr. Johnson (PEO 2) (d)(1)	CAP to Mr. Johnson (PEO 2) (e)(2)	SCT for Dr. Seeto (PEO 3) (f)(1)	CAP to Dr. Seeto (PEO 3) (g)(2)	Average SCT for Non- PEO NEOs (j)(3)	Average CAP to Non- PEO NEOs (k)(2)	TSR (l)(4)	Peer Group TSR (m)(4)	Net Income (in thousands) (n)	Revenue (in thousands) (o)(5)

2025	$7,179,699	$3,453,094	$—	$—	—	—	$2,128,811	$1,664,869	$26.00	$124.75	($21,354)	$379,805
2024	9,424,329	24,178,001	$2,937,571	$7,443,241	$—	$—	$2,986,074	$3,772,296	$29.55	$93.49	$52,549	$333,785
2023	—	—	3,097,438	1,923,573	$10,551,753	$6,665,898	$4,617,844	$4,412,835	$16.56	$94.03	($190,284)	$280,324
2022	—	—	—	—	$12,786,270	($648,097)	$3,784,612	$118,224	$15.75	$89.90	($76,613)	$321,793
2021	—	—	—	—	$7,090,121	($50,411)	$2,605,699	$140,603	$62.77	$100.02	($30,662)	$296,397

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The dollar amounts reported in columns (b), (d), and (f) are the amounts of total compensation reported for Mr. Hanna (our Chief Executive
Officer and Principal Executive Officer since April 15, 2024), Mr. Johnson (our Principal Executive Officer from November 1, 2023 to April 15,
2024), and Dr. Seeto (Chief Executive Officer and Principal Executive Officer from November 1, 2020 to November 1, 2023) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” on page 71 for additional information.

2025	2024	2023	2022	2021

Abhishek Jain	Abhishek Jain	Abhishek Jain	Abhishek Jain	Ankur Dhingra
Keith Kennedy	Keith Kennedy	Abraham Ronai	Alexander Johnson	Alexander Johnson
Jessica Meng	Jessica Meng		Abraham Ronai	Sasha King
Jeffrey Novack	Jeffrey Novack		Ankur Dhingra	Peter Maag, Ph. D.
Nathan Smith			Sasha King	Marcel Konrad

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Nasdaq Biotech Index companies. TSR is calculated by dividing (i) the difference between the stock price at the end of each measurement period shown and the beginning of the measurement period by (ii) the stock price at the beginning of the measurement period.

Adjustment To PEO Compensation, Footnote

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Outstanding Awards Granted in Prior Fiscal Year (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards that Failed to Meet Vesting Conditions (v)	Value of Dividend s Paid on Equity Awards not Reflected in Fair Value (vi)	Total Equity CAP (c)=(i)+(ii)+ (iii)+(iv)	CAP (d)= (a)-(b)+(c)

2025	PEO 1	$7,179,699	($5,622,638)	$5,199,291	($2,053,392)	($1,249,867)	—	—	—	$1,896,033	$3,453,094
	Non-PEO NEO Avg	$2,128,811	($1,364,519)	$1,345,448	($210,961)	($233,910)	—	—	—	$900,577	$1,664,869

Non-PEO NEO Average Total Compensation Amount	$ 2,128,811	$ 2,986,074	$ 4,617,844	$ 3,784,612	$ 2,605,699
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,664,869	3,772,296	4,412,835	118,224	140,603
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Outstanding Awards Granted in Prior Fiscal Year (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards that Failed to Meet Vesting Conditions (v)	Value of Dividend s Paid on Equity Awards not Reflected in Fair Value (vi)	Total Equity CAP (c)=(i)+(ii)+ (iii)+(iv)	CAP (d)= (a)-(b)+(c)

2025	PEO 1	$7,179,699	($5,622,638)	$5,199,291	($2,053,392)	($1,249,867)	—	—	—	$1,896,033	$3,453,094
	Non-PEO NEO Avg	$2,128,811	($1,364,519)	$1,345,448	($210,961)	($233,910)	—	—	—	$900,577	$1,664,869

Equity Valuation Assumption Difference, Footnote	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(d)the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year;
(e)the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(f)for awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;
(g)for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(h)for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year;
(i)value of dividend not otherwise captured in the calculation of each Fair Value used to calculate CAP

Compensation Actually Paid vs. Total Shareholder Return	Chart 1
Compensation Actually Paid vs. Net Income	Chart 2
Compensation Actually Paid vs. Company Selected Measure	Chart 3
Total Shareholder Return Vs Peer Group	Chart 1
Tabular List, Table

Most Important Performance Measures
Revenue
Adjusted EBITDA
Pipeline

Total Shareholder Return Amount	$ 26.00	29.55	16.56	15.75	62.77
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.90	100.02
Net Income (Loss)	$ (21,354,000)	$ 52,549,000	$ (190,284,000)	$ (76,613,000)	$ (30,662,000)
Company Selected Measure Amount	379,805,000	333,785,000	280,324,000	321,793,000	296,397,000
PEO Name	Mr. Johnson	Mr. Johnson	Dr. Seeto	Dr. Seeto	Dr. Seeto
Additional 402(v) Disclosure	The dollar amounts reported in columns (c), (e), (g), (i), and (k) represent the amount of the CAP, as computed in accordance with SEC rules.
The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. These amounts reflect the total amount of compensation for our NEOs reported in the Summary
Compensation Table with certain adjustments as described in the table below for the most recent fiscal year. We do not have a defined benefit plan so no adjustment for pension benefits is included. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.
The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards”
columns of the Summary Compensation Table for the applicable year.
The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.
The dollar amounts reported in column (j) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our “Summary Compensation Table” on page 71 for additional information. For each of fiscal years in the table, the Non-PEO NEOs were:
We determined Revenue to be the most important financial performance measure used to link Company performance to the CAP to our PEOs and Non-PEO NEOs in 2025, consistent with the Total Sales targets used for our short-term incentives (annual bonuses) and long-term incentives (PRSUs). See page 57 of our CD&A for additional information.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Pipeline
Mr. John W. Hanna [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,179,699	$ 9,424,329
PEO Actually Paid Compensation Amount	3,453,094	24,178,001
Mr. Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	2,937,571	$ 3,097,438
PEO Actually Paid Compensation Amount	0	7,443,241	1,923,573
Dr. Seeto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	10,551,753	$ 12,786,270	$ 7,090,121
PEO Actually Paid Compensation Amount		$ 0	$ 6,665,898	$ (648,097)	$ (50,411)
PEO | Mr. John W. Hanna [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,622,638)
PEO | Mr. John W. Hanna [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,896,033
PEO | Mr. John W. Hanna [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,199,291
PEO | Mr. John W. Hanna [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,053,392)
PEO | Mr. John W. Hanna [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. John W. Hanna [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,249,867)
PEO | Mr. John W. Hanna [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. John W. Hanna [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,364,519)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	900,577
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,345,448
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,961)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(233,910)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0